Total
Domini Impact Equity Fund
DOMINI IMPACT EQUITY FUNDSM
Investment objective:
The Fund seeks to provide its shareholders with long-term total return.
Fees and expenses of the Fund:
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for Class A sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Investor or Class A shares of the Domini Impact Equity Fund or the Domini Impact International Equity Fund. More information about these and other discounts is available from your financial professional or in the Fund’s prospectus on page A-15 under the heading “How Sales Charges Are Calculated for Class A Shares” and on page
C-1
under the heading “Intermediary-Defined Sales Charge Waiver Policies,” and in the Fund’s Statement of Additional Information (“SAI”) on page 41 under the heading “Additional Information Regarding Class A Sales Charges.” If you invest in Institutional or Class Y shares of the Fund through an investment professional or financial intermediary, that investment professional or financial intermediary may charge you a commission in an amount determined and separately disclosed to you by that investment professional or financial intermediary.
Shareholder fees (paid directly from your investment)
Shareholder Fees - Domini Impact Equity Fund - USD ($)		Investor Shares	Class A Shares		Institutional Shares	Class Y Shares
Maximum sales charge (load) imposed on purchases as a percentage of offering price		none	4.75%		none	none
Maximum sales charge (load) imposed on purchases as a percentage of purchase or redemption		none	none	[1]	none	none
Redemption fee on shares held less than 30 days (as a percentage of amount redeemed, if applicable)		2.00%	2.00%		2.00%	2.00%
Paper document delivery fee (choose e-delivery to avoid this fee)	[2]	$ 15	$ 15		$ 15	$ 15
Outgoing bank wire transfer fee (deducted directly from sale proceeds)		$ 15	$ 15		$ 15	$ 15
[1]	Investments of $1 million or more are not subject to a front-end sales charge, but generally will be subject to a deferred sales charge of 1.00% if redeemed within one year of purchase.
[2]	Paper document delivery fee applies to direct Fund accounts with balances below $10,000 and may be avoided by choosing e-delivery of Fund statements, prospectuses, and reports.

Annual Fund operating expenses(expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Domini Impact Equity Fund		Investor Shares	Class A Shares	Institutional Shares	Class Y Shares
Management Fees		0.20%	0.20%	0.20%	0.20%
Distribution (12b-1) Fees		0.25%	0.25%	none	none
Sponsorship fee	[1]	0.45%	0.45%	0.45%	0.45%
Other miscellaneous expenses		0.19%	0.57%	0.09%	0.29%
Total Other Expenses		0.64%	1.02%	0.54%	0.74%
Total annual Fund operating expenses		1.09%	1.47%	0.74%	0.94%
Fee waivers and expense reimbursements	[2]		(0.38%)		(0.14%)
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements		1.09%	1.09%	0.74%	0.80%
[1]	Sponsorship fee is for administrative services provided to the Fund by the Fund’s adviser.
[2]	The Fund’s adviser has contractually agreed to waive certain fees and/or reimburse certain ordinary operating expenses in order to limit Investor shares, Class A, Institutional, and Class Y share expenses to 1.09%, 1.09%, 0.74%, and 0.80%, respectively. These expense limitations are in effect through November 30, 2021. There can be no assurance that the Adviser will extend the expense limitations beyond such time. While in effect, the arrangement may be terminated for a class only by agreement of the Adviser and the Fund’s Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year, and that the Fund’s operating expenses (reflecting applicable contractual fee waivers and expense reimbursement arrangements) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be as follows:
Expense Example - Domini Impact Equity Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Investor Shares	111	347	601	1,329
Class A Shares	581	882	1,205	2,118
Institutional Shares	76	237	411	918
Class Y Shares	82	286	506	1,142

Expense Example, No Redemption - Domini Impact Equity Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Investor Shares	111	347	601	1,329
Class A Shares	581	882	1,205	2,118
Institutional Shares	76	237	411	918
Class Y Shares	82	286	506	1,142

Portfolio turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may resultin higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance but are already reflected in its total returns. During the most recent fiscal year, the Fund’s portfolio turnover rate was 21% of the average value of its portfolio.
Principal investment strategies:
The Fund may invest in equity securities of companies of any market capitalization, but under normal circumstances, the
Fund primarily invests in
mid-
and large-capitalization U.S. companies. Under normal circumstances, at least 80% of the Fund’s net assets (plus the amount of borrowings, if any, for investment purposes) will be invested in equity securities and related investments with similar economic characteristics including derivative instruments such as futures and options. For purposes of the Fund’s investment policies, equity securities include common stocks, depositary receipts, warrants, rights, and preferred shares.
The Fund may also invest in companies organized or traded outside the U.S. The Fund may have significant exposure to securities of issuers in the information technology, health care, consumer discretionary, communication service, and financial sectors.
Domini Impact Investments LLC (the “Adviser”), the Fund’s adviser, seeks to identify investment opportunities for the Fund that create positive environmental and social outcomes for people and the planet while seeking competitive financial returns (“Impact Investing”). All of the investment selections made by the Adviser are based on the evaluation of environmental and social factors including the core business in which a company engages and/or how a company treats its key stakeholders, such as its customers, employees, suppliers, ecosystems, local, national and global communities, and/or investors (“environmental and social factors”).
The Fund may, but is not required to, invest in companies that, in addition to being subject to environmental and social factors, also demonstrate a commitment to sustainability solutions. The Adviser will consider a company to demonstrate a commitment to sustainability solutions if, based on the Adviser’s analysis, the company provides, invests in or creates products or services that help: accelerate the transition to a low-carbon
future, contribute to the development of sustainable communities, ensure access to clean water, support more sustainable food systems, promote societal health and well-being, broaden financial inclusion, or bridge the digital divide and/or expand access to economic opportunity.
A security will be sold if the Adviser determines that the company is no longer eligible for investment based on the Adviser’s ongoing evaluation of environmental and social factors, and/or the company no longer demonstrates a commitment to sustainability solutions, as applicable.
SSGA Funds Management, Inc. (the “Subadviser”), the Fund’s subadviser, will purchase or sell securities to implement the Adviser’s investment selections at a time determined appropriate by the Subadviser and in accordance with, but not necessarily in the identical amounts as provided with the Adviser’s investment selections.

Principal Risks:
Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly in the short and long term. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose all or part of your investment in the Fund or your investment may not perform as well as other similar investments. There is no guarantee that the Fund’s investment objective will be achieved. The following is a summary description of certain risks of investing in the Fund. Each risk summarized below is a principal risk of investing in the Fund and different risks may be more significant at different times depending upon market conditions or other factors.

•
Impact Investing Risk.
The Adviser’s evaluation of environmental and social factors in its investment selections and the timing of the Subadviser’s implementation of the Adviser’s investment selections will affect the Fund’s exposure to certain issuers, industries, sectors, regions, and countries and may impact the relative financial performance of the Fund — positively or negatively — depending on whether such investments are in or out of favor.

•
Portfolio Management Risk
. The value of your investment may decrease if the Adviser’s or Subadviser’s judgment about the attractiveness or value of, or market trends affecting a particular security, industry, sector or region, or about market movements, is incorrect or does not produce the desired results. In addition, the Fund’s investment strategies or policies may change from time to time. Those changes may not lead to the results intended by the Adviser or Subadviser and could have an adverse effect on the value or performance of the Fund.

•
Information Risk.
There is a risk that information used by the Adviser to evaluate environmental and social factors, may not be readily available, complete, or accurate, which could negatively impact the Adviser’s ability to evaluate such factors and negatively impact Fund performance. This may also lead the Fund to avoid investment in certain issuers, industries, markets, sectors, or regions.

•
Market Risk.
The market values of securities or other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or intervention, market disruptions caused by trade disputes or other factors, political developments, recessions, the spread of infectious illness or other public health issues, investor sentiment and other factors that may or may not be related to the issuer of the security or other asset. If the market values of the securities or other assets held by the Fund fall, including a complete loss on any individual security, the value of your investment will go down. Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading or tariff arrangements, terrorism, natural disasters, global pandemics and other circumstances in one country or region could have profound impacts on global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively affected.

•
Recent events.
The illness
COVID-19
caused by a novel coronavirus has resulted in a global pandemic and major disruption to economies and markets around the world, including the United States. Global financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Some sectors of the economy and individual issuers have experienced particularly large losses. These circumstances may continue for an extended period of time and may adversely affect the value and/or liquidity of the Fund’s investments. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the
COVID-19
outbreak may exacerbate other
pre-existing
political, social and economic risks in certain countries or globally. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. Governments and central banks, including the Federal Reserve in the U.S., have taken extraordinary and unprecedented actions to support national economies and the financial markets. These actions have resulted in significant expansion of public debt, including in the U.S. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, may not be known for some time. The consequences of high public debt, including its future impact on the economy and securities markets, likewise may not be known for some time.

•
Mid-
to
Large-Cap
Companies Risk.
The market prices of companies at different capitalization levels may go up or down due to general market conditions and cycles. The value of your investment will be affected by the Fund’s exposure to mid-
and
large-cap
companies.

•
Small-Cap
Companies Risk.
Compared to large companies,
small-size
companies, and the market for their equity securities, may be more sensitive to changes in earnings results and investor expectations, have more limited product lines, capital resources and depth of management, experience sharper swings in market values, have limited liquidity, be harder to value or to sell at the times and prices the adviser thinks appropriate, and offer greater potential for gain and loss.

•
Foreign Investing Risk.
Investments in foreign regions or in securities of issuers with significant exposure to foreign markets may be more volatile and less liquid than U.S. investments due to adverse political, social, and economic developments, such as nationalization or expropriation of assets, imposition of currency controls or restrictions, confiscatory taxation, terrorism and political or financial instability; regulatory differences such as accounting, auditing, and financial reporting standards and practices; natural disasters; and the degree of government oversight and supervision. Less information may be publicly available regarding foreign issuers.

Foreign investing risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. These risks may be more pronounced in connection with the Fund’s investments in securities of issuers located in emerging countries.

•
Market Sector Risk.
The Fund may hold a large percentage of securities in a single market sector. To the extent the Fund holds a large percentage of securities in a single sector, its performance will be tied closely to and affected by the performance of that sector, and the Fund will be subject to a greater degree to any market price movements, regulatory or technological change, economic conditions, the spread of infectious illness or other public health issues, or other developments or risks affecting such market sector than a Fund without the same focus.

-
Information Technology Sector Risk.
Information technology companies face intense competition and potentially rapid obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights.

-
Health Care Sector Risk.
Securities in the health care sector, such as health care supplies, health care services, biotechnology and pharmaceuticals, may be significantly affected by government regulation and reimbursement rates, approval of products by government agencies, and patent expirations and litigation.

-
Consumer Discretionary Sector Risk.
Securities in the consumer discretionary sector, such as consumer durables, hotels, restaurants, media, retailing and automobiles, may be significantly affected by the performance of the overall economy, interest rates, competition, consumer confidence and spending, and changes in demographics and consumer tastes.

-
Communication Services Sector Risk.
Companies in the communications sector may be affected by industry competition, substantial capital requirements, government regulation, cyclicality of revenues and earnings, obsolescence of communications products and services due to technological advancement, a potential decrease in the discretionary income of targeted individuals and changing consumer tastes and interests.

-
Financial Sector Risk.
Issuers in the financial sector, such as banks, insurance companies and broker-dealers, may be sensitive to changes in interest rates and general economic activity and are generally subject to extensive government regulation.

•
Redemption Risk.
The Fund may experience heavy redemptions that could cause it to liquidate its assets at inopportune times or at a loss or depressed value, which could cause the value of your investment to decline.

•
Cybersecurity Risk.
Cybersecurity failures by or breaches of the Fund’s adviser, transfer agent, distributor, custodian, fund accounting agent or other service providers may disrupt Fund operations, interfere with the Fund’s ability to calculate its NAV, prevent Fund shareholders from purchasing, redeeming or exchanging shares or receiving distributions, cause loss of or unauthorized access to private shareholder information, and result in financial losses, regulatory fines, penalties, reputational damage, or additional compliance costs.

These and other risks are discussed in more detail later in this prospectus or in the SAI. Please note that there are many other factors that could adversely affect your investment and that could prevent the Fund from achieving its goals.

Investment results:
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Investor shares and by showing how the Fund’s average annual total returns for 1, 5, and 10 years compare with those of a broad measure of market performance, the Standard and Poor’s 500 Index (S&P 500), an unmanaged index of common stocks. SSGA Funds Management, Inc. commenced submanagement services for the Fund on December 1, 2018. A different subadviser served as the Fund’s subadviser for periods prior to December 1, 2018. The performance shown for periods prior to December 1, 2018, reflects the investment strategies employed during those periods. The returns for each class of the Fund will differ from Investor shares because of the different expenses applicable to those share classes.
Updated information on the Fund’s investment results can be obtained by visiting
domini.com/performance
or by calling
1-800-582-6757
.
The Fund’s past results (before and after taxes) are not necessarily an indication of how the Fund will perform in the future.

Highest/lowest quarterly results during this time period were: 15.28% (quarter ended 3/31/2012) and –14.36% (quarter ended 9/30/2011). The Fund’s year-to-date
results as of the most recent calendar quarter ended 09/30/2020 were 16.38%.
Average annual total returns for periods ended December 31, 2019 (with maximum sales charge for Class A shares)
Average Annual Total Returns - Domini Impact Equity Fund	1 Year	5 Years	10 Years
Investor Shares	31.66%	7.34%	10.65%
Investor Shares | Return After Taxes on Distributions	30.89%	5.81%	9.59%
Investor Shares | Return After Taxes on Distributions and Sale of Fund Shares	19.26%	5.44%	8.59%
Class A Shares	25.39%	6.27%	10.14%
Institutional Shares	32.08%	7.72%	11.08%
Class Y Shares	32.06%	7.66%	11.01%
S&P 500 (reflects no deduction for fees, expenses, or taxes)	31.49%	11.70%	13.56%

After-tax
returns are shown only for Investor shares;
after-tax
returns for other share classes will vary.
After-tax
returns are calculated using the highest individual marginal federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax
returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax
returns are not relevant to investors who hold their Fund shares through tax-deferred
arrangements, such as a 401(k) plan or individual retirement account (IRA).